Long-term debt-Credit facility (Details Narrative) $ in Thousands	6 Months Ended	7 Months Ended
	Jun. 30, 2016 USD ($) Vessels	Jul. 22, 2008 USD ($)
Debt Instrument [Line Items]
Number of vessels secured the Facility with First priority Mortgages | Vessels	18
Number of ship owning companies as corporate guarantees | Vessels	18
Credit facility [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity		$ 1,000,000
Portion of the Facility used to repay existing indebtness		$ 631,340
Line of Credit Facility Frequency of Payments		quarterly
Line of Credit number of outstanding periodic payments of principal	8
Line of Credit Periodic Payment of Principal	$ 22,473
Balloon payment	$ 271,264
Credit facility certain term loans [Member]
Debt Instrument [Line Items]
Minimum liquidity ratio	3.00%
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets	0.75:1
Maximum net funded debt to total net assets ratio for other term loans	80.00%
Minimum liquidity amount	$ 30,000
Minimum Ratio of EBITDA to net interest expense	2.50:1
Minimum Market Value Adjusted Net Worth	$ 500,000